Fair value of financial assets and liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value	R$ 262,407,149	R$ 231,001,886
Debt instruments	95,546,026	107,585,055
Equity instruments	4,862,393	2,968,823
Derivatives	65,590,206	40,175,818
Loans and advances to customers	6,413,587	4,911,803
Reserves at the Central Bank of Brazil	89,994,937	75,360,387
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	69,446,583	92,078,540
Comprehensive Income Debt instruments	69,354,220	92,058,907
Comprehensive Income Equity instruments	92,363	19,633
Hedging derivatives (assets)	217,492	30,481
Financial Liabilities Measured At Fair Value Through Profit Or Loss	112,471,311	82,722,610
Derivatives	59,827,986	39,280,448
Short positions	49,380,059	39,396,666
Bonds and securities obligations	3,263,266	4,045,496
Hedging derivatives (liabilities)	184,005	129,826
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value	84,368,028	90,905,041
Debt instruments	79,505,635	88,260,075
Equity instruments	4,862,393	2,644,966
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	65,444,645	88,640,516
Comprehensive Income Debt instruments	65,444,625	88,620,903
Comprehensive Income Equity instruments	20	19,613
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value	174,725,164	132,973,627
Debt instruments	14,889,571	15,624,289
Equity instruments		296,834
Derivatives	64,266,589	39,468,524
Loans and advances to customers	5,574,067	2,223,593
Reserves at the Central Bank of Brazil	89,994,937	75,360,387
Hedging derivatives (assets)	217,492	30,481
Financial Liabilities Measured At Fair Value Through Profit Or Loss	110,545,164	82,213,242
Derivatives	57,901,839	38,771,080
Short positions	49,380,059	39,396,666
Bonds and securities obligations	3,263,266	4,045,496
Hedging derivatives (liabilities)	184,005	129,826
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value	3,313,957	7,123,218
Debt instruments	1,150,820	3,700,691
Equity instruments		27,023
Derivatives	1,323,617	707,294
Loans and advances to customers	839,520	2,688,210
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	4,001,938	3,438,024
Comprehensive Income Debt instruments	3,909,595	3,438,004
Comprehensive Income Equity instruments	92,343	20
Financial Liabilities Measured At Fair Value Through Profit Or Loss	1,926,147	509,368
Derivatives	R$ 1,926,147	R$ 509,368